Deferred Income Tax - Deferred Tax Benefit and Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	¥ 310,959	¥ 56,011	¥ (141,365)
Derivative financial instruments [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	142,796	37,699
Loans and advances [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	64,071	28,514
Investment securities [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	46,020	(54,760)
Provision for interest repayment [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	24,415	(1,778)
Tax losses carried forward [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	(10,807)	(78,217)
Goodwill and intangible assets [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	6,690	6,634
Retirement benefits [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	6,560	5,350
Right of use assets [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	5,253	4,539
Lease liabilities [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	(4,899)	(4,254)
Property, plant and equipment [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	1,027	91,002
Lease transactions [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	804	1,450
Other temporary differences-net [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	¥ 29,029	¥ 19,832